Operating Lease - Schedule of Maturities of Operating Lease Liabilities (Detail) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2025	$ 1,033,728
2026	14,023
Total undiscounted lease payments	1,047,751
Less: imputed interest	(21,775)
Total operating lease liabilities	$ 1,025,976	$ 2,103,661